Loans and advances to clients (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial assets measured at fair value through profit or loss	R$ 6,413,587	R$ 4,911,803
Financial assets measured at amortized cost	558,134,969	561,178,111
Comprising:
Loans and advances to customers at amortized cost	595,626,402	594,776,041
Allowance for loan losses due to impairment	(37,491,433)	(33,597,930)
Loans and advances to customers, net	564,548,556	566,089,914
Loans and advances to customers, gross	602,039,989	599,687,844
Loan operations (1)	582,482,877	573,391,121
Leasing operations	3,601,894	3,343,208
Other receivables (2)	15,955,218	22,953,515
Total	R$ 602,039,989	R$ 599,687,844